Dividends Per Share	6 Months Ended
Sep. 30, 2020
Text block [abstract]
Dividends Per Share
1 7	DIVIDENDS PER SHARE
The dividends recognized by the Company for the six months ended September 30, 2020 and 2019 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2020	¥100	¥136,953
2019	¥95	¥132,582
On November
13
, 2020, the board of directors approved a dividend of ¥95 per share of common stock totaling ¥130,191 million in respect of the six months ended September 30, 2020. The consolidated financial statements for the six months ended September 30, 2020 do not include this dividend payable.